Debt (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 13, 2022 USD ($) $ / shares	Jul. 19, 2021 USD ($) $ / shares	May 31, 2019 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 COP ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 COP ($) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 COP ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Aug. 31, 2020 USD ($)
Debt (Details) [Line Items]
Debt issuance costs and debt discount
Conversion price (in Dollars per share) | $ / shares	$ 6.44
Additional paid in capital				1,750,000			$ 4,748,000
BCF amount				1,749,000
Redemption price	$ 2,208
Original discount percentage	8.00%
Aggregate amount				4,000,000
Recognized discount											$ 1,644,000
Repaid principal amount
Accrued interest				27,000
Repayments of convertible debt total amount				$ 16,746,000
Issued common shares (in Shares) | shares				1,507,000	1,507,000	1,507,000	720,085	720,085
Aggregate principal amount				$ 3,363,000			$ 6,047,000
Outstanding principal balance				805			1,213					€ 1,000,000
Interest expense					€ 28,000		30,000
Recognized interest expense				715,000			733,000
Additional Paid-in Capital [Member]
Debt (Details) [Line Items]
Additional paid in capital				$ 1,750,000			4,748,000
Common Stock [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 4.6
Original discount percentage				8.00%	8.00%	8.00%
Aggregate amount				$ 1,500,000
Convertible Notes Payable [Member]
Debt (Details) [Line Items]
Date of issuance		3 years
Aggregate amount				2,000,000
Repaid principal amount				16,719,000
Outstanding principal balance							16,559,000
Herbal Brands, Inc. [Member]
Debt (Details) [Line Items]
Interest per annum			8.00%												4.00%
Percentage of repayment of positive operating cash flow			85.00%
Net interest payment			$ 2,338,000
Maximum [Member]
Debt (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 7
Minimum [Member]
Debt (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 2.2
Rock Cliff [Member] | Herbal Brands, Inc. [Member] | Warrant [Member]
Debt (Details) [Line Items]
Loans and borrowings			7,783,000
Initial fair value			717,000
Additional paid-in capital			$ 717,000
PORTUGAL | Foreign Line of Credit [Member] | Clever Leaves Portugal Unipessoal LDA [Member]
Debt (Details) [Line Items]
Loans and borrowings													$ 1,213,000	€ 1,000,000
COLOMBIA | Secured Debt [Member] | Ecomedics S.A.S. [Member]
Debt (Details) [Line Items]
Debt instrument, face amount										$ 1,295
COLOMBIA | Maximum [Member] | Secured Debt [Member] | Ecomedics S.A.S. [Member]
Debt (Details) [Line Items]
Interest per annum				12.25%					12.25%	12.25%
COLOMBIA | Minimum [Member] | Secured Debt [Member] | Ecomedics S.A.S. [Member]
Debt (Details) [Line Items]
Interest per annum				10.96%					10.96%	10.96%
Herbal Brands Loan [Member]
Debt (Details) [Line Items]
Debt issuance amortization							410,000
2024 Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Debt issuance costs and debt discount				$ 965,000
Discount to the closing price per share percentage				8.00%					8.00%	8.00%
Optional redemption rate per share (in Dollars per share) | $ / shares				$ 6.44
Debt instrument, face amount				$ 12,500,000
Exceed amount		$ 3,500,000
Outstanding common shares percentage		9.99%
Convertible note discription				The occurrence of these events of default would give rise to a 5% increase in the interest rate to a total of 10% per annum for as long as the event of default continues and give the holder of the Convertible Note the right to redeem the outstanding principal and accrued interest on the Convertible Note at the Optional Redemption Rate. Certain events of default also require the Company to repay all outstanding principal and accrued interest on the Convertible Note. In addition, in certain circumstances, if the Company fails to timely deliver common shares as required upon conversion or redemption of the Convertible Note, then the Company will be required to pay, on each day that such failure to deliver common shares continues, an amount in cash equal to 0.75% of the product of (x) the number of common shares the Company failed to deliver (on or prior to share delivery deadline and to which holder is entitled) multiplied by (y) any closing trading price of the common shares (selected by the Holder in writing during the period beginning on the applicable Conversion/Redemption Date and ending on the applicable Conversion/Redemption Share Delivery Deadline.) The obligations of the Company under the Note Purchase Agreement are guaranteed by certain of the Company’s subsidiaries.	The occurrence of these events of default would give rise to a 5% increase in the interest rate to a total of 10% per annum for as long as the event of default continues and give the holder of the Convertible Note the right to redeem the outstanding principal and accrued interest on the Convertible Note at the Optional Redemption Rate. Certain events of default also require the Company to repay all outstanding principal and accrued interest on the Convertible Note. In addition, in certain circumstances, if the Company fails to timely deliver common shares as required upon conversion or redemption of the Convertible Note, then the Company will be required to pay, on each day that such failure to deliver common shares continues, an amount in cash equal to 0.75% of the product of (x) the number of common shares the Company failed to deliver (on or prior to share delivery deadline and to which holder is entitled) multiplied by (y) any closing trading price of the common shares (selected by the Holder in writing during the period beginning on the applicable Conversion/Redemption Date and ending on the applicable Conversion/Redemption Share Delivery Deadline.) The obligations of the Company under the Note Purchase Agreement are guaranteed by certain of the Company’s subsidiaries.	The occurrence of these events of default would give rise to a 5% increase in the interest rate to a total of 10% per annum for as long as the event of default continues and give the holder of the Convertible Note the right to redeem the outstanding principal and accrued interest on the Convertible Note at the Optional Redemption Rate. Certain events of default also require the Company to repay all outstanding principal and accrued interest on the Convertible Note. In addition, in certain circumstances, if the Company fails to timely deliver common shares as required upon conversion or redemption of the Convertible Note, then the Company will be required to pay, on each day that such failure to deliver common shares continues, an amount in cash equal to 0.75% of the product of (x) the number of common shares the Company failed to deliver (on or prior to share delivery deadline and to which holder is entitled) multiplied by (y) any closing trading price of the common shares (selected by the Holder in writing during the period beginning on the applicable Conversion/Redemption Date and ending on the applicable Conversion/Redemption Share Delivery Deadline.) The obligations of the Company under the Note Purchase Agreement are guaranteed by certain of the Company’s subsidiaries.
Total debt amortization				$ 3,519,000
Recognized earnings				9,496,000
BCF amount							4,748,000
Debt issuance costs, net				630,000
Debt discount				335,000
Outstanding principal balance | €									€ 750,000
2024 Note Purchase Agreement [Member] | Additional Paid-in Capital [Member]
Debt (Details) [Line Items]
Additional paid in capital				$ 4,748,000
2024 Note Purchase Agreement [Member] | Convertible Notes Payable [Member]
Debt (Details) [Line Items]
Principal amount		$ 25,000,000
Interest per annum		5.00%
Conversion price (in Dollars per share) | $ / shares		$ 13.5
2024 Note Purchase Agreement [Member] | Convertible Debt Covenant, Threshold One [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 7
Debt instrument, face amount				$ 12,500,000
2024 Note Purchase Agreement [Member] | Convertible Debt Covenant, Threshold Two [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 7
2024 Note Purchase Agreement [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt (Details) [Line Items]
Debt instrument, face amount		$ 12,500,000
Exceed amount		$ 2,000,000
2024 Note Purchase Agreement [Member] | Maximum [Member]
Debt (Details) [Line Items]
Common shares per share (in Dollars per share) | $ / shares		$ 7
2024 Note Purchase Agreement [Member] | Maximum [Member] | Convertible Notes Payable [Member]
Debt (Details) [Line Items]
Aggregate purchase price							12,500,000
2024 Note Purchase Agreement [Member] | Minimum [Member]
Debt (Details) [Line Items]
Common shares per share (in Dollars per share) | $ / shares		$ 7
Non-Revolving Credit Facility [Member] | Herbal Brands, Inc. [Member]
Debt (Details) [Line Items]
Debt issuance costs, net															$ 400,000
Repaid principal amount							1,153,000	$ 4,592,095
Recognized interest expense				$ 725,000		$ 3,471,576
Series D Convertible Notes due March 2022 [Member] | Convertible Notes Payable [Member]
Debt (Details) [Line Items]
Repaid principal amount				5,642,000			1,495,000
Class A Common Shares [Member] | Series E Convertible Debentures [Member]
Debt (Details) [Line Items]
Original discount percentage	8.00%
Convertible Notes [member]
Debt (Details) [Line Items]
Debt issuance costs and debt discount							2,197,000
Loan Agreement [Member]
Debt (Details) [Line Items]
Repaid principal amount				$ 250,000			$ 264,000
Neem Holdings [Member] | Neem Holdings Convertible Note [Member]
Debt (Details) [Line Items]
Loss on debt extinguishment											$ 2,263,000